Document and Entity Information	Jun. 02, 2020
Cover [Abstract]
Entity Registrant Name	HESS CORP
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000004447
Document Type	8-K
Document Period End Date	Jun. 02, 2020
Entity File Number	1-1204
Entity Tax Identification Number	13-4921002
Entity Address, Address Line One	1185 Avenue
Entity Address, City or Town	of the Americas
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	997-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	HES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false